LEASES (Schedule of future lease payments) (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Leases [Abstract]
Second half of 2023	$ 130
2024	3
Total future lease payments	133
Less imputed interest	(50)
Total lease liability balance	$ 83